SCHEDULE OF LONG TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total outstanding debt	$ 17,751	$ 22,202
Less current portion	(4,635)	(10,449)
Total long-term debt	13,116	11,753
Long Term Loans [Member]
Debt Instrument [Line Items]
Total outstanding debt	10,651	17,845
Long Term Leases [Member]
Debt Instrument [Line Items]
Total outstanding debt	$ 7,100	$ 4,357